Classification of Net Deferred Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013	Dec. 31, 2012
Deferred Taxes Classification [Line Items]
Current assets			$ 3,688	$ 26
Non-current assets
Non-current (liabilities)	(98,633)	[1]	(90,495)	(7,035)
Net deferred tax asset (liability)			$ (86,807)	$ (7,009)

[1]	Unaudited